Supplementary information on Oil and Gas Exploration and Production (unaudited) - Summary of Operations for Oil and Gas Producing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net operation revenues:
Revenue	$ (76,589)	$ (84,638)	$ (77,884)
Oil And Natural Gas Liquids [member]
Net operation revenues:
Sales to third parties	1,062	2,330	1,422
Intersegment	49,400	50,052	40,762
Revenue	50,462	52,382	42,184
Production costs	(15,818)	(19,970)	(18,128)
Exploration income (expenses)	(799)	(524)	(800)
Depreciation, depletion and amortization	(11,486)	(8,998)	(9,820)
Impairment of oil and gas properties	(1,956)	(1,391)	43
Other operating expenses	(1,426)	(3,153)	(2,982)
Income before income tax expenses	18,977	18,346	10,497
Income tax expenses	(6,451)	(6,236)	(3,571)
Results of operations (excluding corporate overhead and interest costs)	12,526	12,110	6,926
Oil And Natural Gas Liquids [member] | Equity Method Investee [member]
Net operation revenues:
Sales to third parties	1,114	375	443
Revenue	1,114	375	443
Production costs	(124)	(40)	(51)
Exploration income (expenses)	(5)	(2)	1
Depreciation, depletion and amortization	(292)	(109)	(123)
Other operating expenses	(20)	(12)	(19)
Income before income tax expenses	672	212	251
Income tax expenses	(229)	(162)	(98)
Results of operations (excluding corporate overhead and interest costs)	443	50	153
Oil And Natural Gas Liquids [member] | Consolidated Entities [member]
Net operation revenues:
Sales to third parties	174	1,188	940
Revenue	174	1,188	940
Production costs	(69)	(229)	(234)
Exploration income (expenses)	(6)	(8)	(114)
Depreciation, depletion and amortization	(50)	(282)	(354)
Impairment of oil and gas properties	(421)	(705)	(126)
Other operating expenses	(6)	(965)	(411)
Income before income tax expenses	(377)	(1,001)	(299)
Income tax expenses	128	340	101
Results of operations (excluding corporate overhead and interest costs)	(249)	(661)	(198)
Oil And Natural Gas Liquids [member] | Consolidated Entities [member] | Brazil member
Net operation revenues:
Sales to third parties	888	1,142	482
Intersegment	49,400	50,052	40,762
Revenue	50,288	51,194	41,244
Production costs	(15,749)	(19,741)	(17,894)
Exploration income (expenses)	(793)	(516)	(686)
Depreciation, depletion and amortization	(11,436)	(8,716)	9,466
Impairment of oil and gas properties	(1,535)	(686)	169
Other operating expenses	(1,420)	(2,188)	(2,571)
Income before income tax expenses	19,354	19,347	10,796
Income tax expenses	(6,579)	(6,576)	3,672
Results of operations (excluding corporate overhead and interest costs)	12,775	12,771	7,124
Oil And Natural Gas Liquids [member] | Consolidated Entities [member] | South America [member]
Net operation revenues:
Sales to third parties	174	190	215
Revenue	174	190	215
Production costs	(69)	(77)	(71)
Exploration income (expenses)	(6)	(7)	(37)
Depreciation, depletion and amortization	(37)	(40)	(44)
Impairment of oil and gas properties			(13)
Other operating expenses	(13)	(839)	(12)
Income before income tax expenses	50	(773)	38
Income tax expenses	(17)	263	(13)
Results of operations (excluding corporate overhead and interest costs)	33	(510)	25
Oil And Natural Gas Liquids [member] | Consolidated Entities [member] | North America [member]
Net operation revenues:
Sales to third parties		998	725
Revenue		998	725
Production costs		(152)	(163)
Exploration income (expenses)		(1)	(77)
Depreciation, depletion and amortization		(221)	(302)
Impairment of oil and gas properties		(705)	(113)
Other operating expenses	41	(88)	(125)
Income before income tax expenses	41	(169)	(55)
Income tax expenses	(14)	57	18
Results of operations (excluding corporate overhead and interest costs)	27	(112)	(37)
Oil And Natural Gas Liquids [member] | Consolidated Entities [member] | Others [member]
Net operation revenues:
Exploration income (expenses)			0
Depreciation, depletion and amortization	(13)	(21)	(8)
Impairment of oil and gas properties	(421)
Other operating expenses	(34)	(38)	(274)
Income before income tax expenses	(468)	(59)	(282)
Income tax expenses	159	20	96
Results of operations (excluding corporate overhead and interest costs)	$ (309)	$ (39)	$ (186)